Interest-Bearing Loans and Borrowings	6 Months Ended
Jun. 30, 2022
Interest-Bearing Loans and Borrowings [Abstract]
Interest-bearing loans and borrowings

21. Interest-bearing loans and borrowings

	Effective		December 31,	June 30,
	interest rate	Maturity	2021	2022
	%		RMB’000	RMB’000
			(Unaudited)	(Unaudited)
Current:
Unsecured RMB10 million bank loan	(2021: 4.25) 4.25	(2021: On demand) On demand	10,000	10,000
Unsecured RMB10 million bank loan	(2021: Nil) 5.50	(2021: Nil) On demand	—	10,000
Unsecured RMB5 million bank loan	(2021: Nil) 4.00	(2021: Nil) On demand	—	5,000
(2021: Unsecured RMB20 million other borrowings)	(2021: 12)	(2021: December 31, 2022)
Unsecured RMB20 million other borrowings	12	December 31, 2022	20,000	20,000
Unsecured RMB23 million other borrowings	6.85	April 20, 2023	11,493	11,890
Unsecured RMB10 million other borrowings	(2021: Nil)	(2021: Nil)
	6.40	September 7, 2023	—	6,666
			41,493	63,556
Non-current:
Unsecured RMB23 million other borrowings	6.85	April 20, 2023	6,046	—
Unsecured RMB10 million other borrowings	6.40	September 7, 2023	—	1,734
			47,539	65,290